SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - USD ($)	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Derivative liability	961,720	551,892	483,283
Total liabilities measured at fair value	961,720	551,892	483,283
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Derivative liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Derivative liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Derivative liability	961,720	551,892	483,283
Total liabilities measured at fair value	$ 961,720	$ 551,892	$ 483,283